STOCK BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2014	Oct. 31, 2013
STOCK BASED COMPENSATION (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
			For the Three Months Ended July 31, 2014
	For the Nine Months Ended July 31,

	2014	2013
Weighted average fair value at grant date	$0.22	$0.17	$0.25
Valuation assumptions:
Expected life (years)	5.79	5.26	5.98
Expected volatility	115.4%	116.5%	115.1%
Risk-free interest rate	1.82%	0.73%	1.93%
Expected dividend yield	0	0	0

	For the Year Ended October 31,
	2013	2012
Weighted average fair value at grant date	$0.17	$0.18
Valuation assumptions:
Expected life ( years)	5.26	5.75
Expected volatility	116.5%	109%
Risk-free interest rate	.73%	1.16%
Expected dividend yield	0	0

2003 Share Plan [Member]
STOCK BASED COMPENSATION (Tables) [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

	Shares
Options Outstanding at October 31, 2013	15,638,845	$0.72
Exercised	(265,000)	$0.145
Forfeited	(1,389,075)	$0.63
Options Outstanding and exercisable at July 31, 2014	13,984,770	$0.74	$181,000

	Shares	Current Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Options Outstanding at October 31, 2011	17,552,045	$0.81
Granted	60,000	$0.07
Forfeited	(195,000)	$0.89
Cancelled	(1,067,000)	$0.86
Options Outstanding and Exercisable at October 31, 2012	16,350,045	$0.72
Exercised	(130,000)	$0.18
Forfeited	(581,200)	$0.74
Options Outstanding and Exercisable at October 31, 2013	15,638,845	$0.72	$ 95,000
	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Options Outstanding at October 31, 2011	1,050,000	$0.31
Granted	3,060,000	$0.19
Exercised	(1,290,000)	$0.16
Options Outstanding at October 31, 2012	2,820,000	$0.25
Granted	180,000	$0.20
Exercised	(16,000)	$0.16
Options Outstanding at October 31, 2013	2,984,000	$0.245	$ 16,290
Options Exercisable at October 31, 2013	2,257,750	$0.254	$ 16,290

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
		Weighted Average Remaining Contractual Life (in years)
			Weighted Average Exercise Price
Range of Exercise Prices	Number Outstanding

$0.07 - $0.37	1,595,000	2.64	$0.15
$0.43 - $0.70	4,684,770	1.43	$0.62
$0.74 - $0.92	5,450,000	2.35	$0.86
$1.04 - $1.46	2,255,000	1.49	$1.10

2010 Share Plan [Member]
STOCK BASED COMPENSATION (Tables) [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted Average Exercise Price Per share	Aggregate Intrinsic Value
	Shares

Options Outstanding at October 31, 2013	2,984,000	$0.25
Granted	13,010,000	$0.22
Exercised	(80,000)	$0.16
Options Outstanding at July 31, 2014	15,914,000	$0.23	$612,000
Options Exercisable at July 31, 2014	5,016,222	$0.23	$229,000

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
		Options Outstanding			Options Exercisable
Weighted Average Remaining Contractual Life (in years)

						Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
Weighted Average Exercise Price
Range of Exercise Prices		Number Outstanding			Number Exercisable

0
$0.12 - $0.37		15,914,000	8.62	$0.23	5,016,222	6.63	$0.23

Stock Options Not Granted Under 2003 Share Plan or 2010 Share Plan [Member]
STOCK BASED COMPENSATION (Tables) [Line Items]
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
		Options Outstanding			Options Exercisable
Weighted Average Remaining Contractual Life (in years)
Weighted Average Remaining Contractual Life (in years)
				Weighted Average Exercise Price			Weighted Average Exercise Price
Range of Exercise Prices		Number Outstanding			Number Exercisable

0
$0.195-$0.235		44,500,000	8.16	$0.22	27,439,614	8.17	$0.22